Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements

Note 3. Fair Value Measurements

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities, and observable inputs other than quoted prices such as interest rates or yield curves.

Level 3 — Unobservable inputs reflecting management’s view about the assumptions that market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

Financial Instruments Not Recorded at Fair Value

The carrying values of the Company’s accounts receivable, unbilled revenue, prepaid expenses and other current assets, accounts payable, deferred transaction costs, accrued expenses and other current liabilities and cumulative mandatorily redeemable common and preferred stock liability approximate their fair values based on the instruments’ relative short-term nature.

As of September 30, 2025 and December 31, 2024, the estimated fair values of our convertible notes payable, current and related party loan payable, current approximated their carrying values due to their relatively short maturities.

Financial Instruments Recorded at Fair Value

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value	$-	$-	$7,530	$7,530
Convertible Notes payable at Fair Value	-	-	9,480	9,480
Warrant liability	-	-	850	850
	$-	$-	$17,860	$17,860

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value	$-	$-	$6,524	$6,524
Convertible Notes payable at Fair Value	-	-	8,986	8,986
Warrant liability	-	-	945	945
	$-	$-	$16,455	$16,455

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2023	$430
Issuance of common stock warrants	-
Change in fair value of warrant liabilities	531
Balance as of September 30, 2024	$961

Amount
Balance as of December 31, 2024	$945
Change in fair value of warrant liabilities	$(95)
Balance as of September 30, 2025	$850

The following table shows the change in the fair value of the Convertible Notes at Fair Value (in thousands):

	Related party convertible notes payable at fair value	January 2024 Convertible Notes	Total Convertible Notes at Fair Value
Balance as of December 31, 2023	$3,764	$-	$3,764
Issuance of Convertible Notes at Fair Value	-	$6,500	$6,500
Gain on extinguishment of debt recorded as a capital transaction	(343)	-	$(343)
Change in fair value of Related Party note and Convertible Notes at Fair Value	1,457	2,349	$3,806
Balance as of September 30, 2024	$4,878	$8,849	$13,727

Balance as of December 31, 2024	$6,524	$8,986	$15,510
Issuance of Convertible Notes at Fair Value	-	-	-
Change in fair value of Related party note and Convertible Notes at Fair Value	1,006	494	1,500
Balance as of September 30, 2025	$7,530	$9,480	$17,010

Common Stock Warrant Liability

The Company estimates the fair value of the common stock warrant liability (refer to “Note 9 – Long-term Debt”) using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for fair value of the underlying common stock expected volatility, expected life, dividends, and risk-free interest rate.

The warrant liability is classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar. The warrant liabilities are measured using a Black-Scholes Model. The fair value of the warrant liability as of September 30, 2025 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 4.00%, a stock price of $6.41, a term of 7.90 years, and annualized volatility of 60.0%.The fair value of the warrant liability as of December 31, 2024 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 4.5%, a stock price of $7.48, a term of 8.65 years, and annualized volatility of 65.0%.

Related Party Note payable at Fair Value and Convertible Notes at Fair Value

The Company accounts for certain long-term debt (also refer to “Note – 9 – Long-term Debt”) under the fair value option. At the issuance date of the Convertible Notes at Fair Value, the Company determined that the fair value approximated the principal amount. Subsequent measurement of fair value of the Convertible Notes at Fair Value as of September 30, 2025, and December 31, 2024 was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a scenario-based analysis to incorporate estimates and assumptions concerning the Company’s prospects and market indications into a model to estimate the value of the Convertible Notes at Fair Value. The most significant estimates and assumptions used as inputs are those concerning timing, probability of possible scenarios for conversion or settlement of the Convertible Notes at Fair Value. The Convertible Notes at Fair Value are classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar.

The following tables set forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of September 30, 2025:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	10/22/2025	95%	57%
Maturity	2/28/2026	5%	57%
Default Feature	N/A	N/A	N/A

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	10/22/2025	95%	48%
Maturity	02/28/2026	5%	48%
Default Feature	N/A	N/A	N/A

The following table sets forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2024:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	54%
Maturity	2/28/2026	10%	54%
Default Feature	N/A	15%	54%

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	45%
Maturity	7/12/2025	10%	45%
Default Feature	7/12/2025	15%	45%

As of September 30, 2025 and December 31, 2024, there were no transfers between Level 1, Level 2 and Level 3.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when an impairment is recognized. These assets include property and equipment and amortizable intangible assets.

Note 3. Fair Value Measurements

The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets.

Level 2 — Inputs other than quoted prices within Level 1 that are observable either directly or indirectly, including quoted prices in markets that are not active, quoted prices in active markets for similar assets or liabilities, and observable inputs other than quoted prices such as interest rates or yield curves.

Level 3 — Unobservable inputs reflecting management’s view about the assumptions that market participants would use in pricing the asset or liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

Financial Instruments Not Recorded at Fair Value

The carrying values of the Company’s accounts receivable, unbilled revenue, prepaid expenses and other current assets, other assets, accounts payable, deferred transaction costs, accrued expenses and other current liabilities and cumulative mandatorily redeemable common and preferred stock liability approximate their fair values based on the instruments’ relative short-term nature.

As of December 31, 2024 and December 31, 2023, the estimated fair values of our convertible notes payable, current and related party loan payable, current approximated their carrying values due to their relatively short maturities.

Financial Instruments Recorded at Fair Value

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value			6,524	6,524
Convertible Notes payable at Fair Value	—	—	8,986	8,986
Warrant liability	—	—	945	945
	—	—	16,455	16,455

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Related party convertible notes payable, at fair value	—	—	3,764	3,764
Convertible Notes payable at Fair Value	—	—	—	—
Warrant liability	—	—	430	430
	—	—	4,194	4,194

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2022	—
Issuance of common stock warrants	400
Change in fair value of warrant liabilities	30
Balance as of December 31, 2023	430
Change in fair value of warrant liabilities	515
Balance as of December 31, 2024	945

The following table shows the change in the fair value of the Convertible Notes at Fair Value (in thousands):

	2019 Convertible Note	2021 Convertible Note	January 2024 Convertible Notes	Total Convertible Notes at Fair Value
Balance as of December 31, 2022	2,687	496	—	3,183
Change in fair value of Related Party note payable at Fair Value	492	89	—	581
Balance as of December 31, 2023	3,179	585		3,764
Issuance of Convertible Notes at Fair Value	—	—	6,500	6,500
Gain on extinguishment of debt recorded as a Capital transaction	(291)	(52)	—	(343)
Change in fair value of Related party note and Convertible Notes at Fair Value	2,641	462	2,486	5,589
Balance as of December 31, 2024	5,529	995	8,986	15,510

Common Stock Warrant Liability

The Company estimates the fair value of the common stock warrant liability (refer to “Note 12 – Long-term Debt”) using an option pricing model and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for fair value of the underlying common stock expected volatility, expected life, dividends, and risk-free interest rate.

The warrant liability is classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar. The warrant liabilities are measured using a Black-Scholes Model. The fair value of the warrant liability as of December 31, 2024 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 4.5%, a stock price of $7.48, a term of 8.65 years, and annualized volatility of 65.0%.The fair value of the warrant liability as of December 31, 2023 was determined using the following assumptions: a dividend yield of 0.0%, a risk-free rate of 3.9%, a stock price of $1.28, a per-share buyout price of $5.35, a term of 9.65 years, and annualized volatility of 63.0%.

Related Party Note payable at Fair Value and Convertible Notes at Fair Value

The Company accounts for certain long-term debt (also refer to “Note – 12 – Long-term Debt”) under the fair value option. At the issuance date of the Convertible Notes at Fair Value, the Company determined that the fair value approximated the principal amount. Subsequent measurement of fair value of the Convertible Notes at Fair Value as of December 31, 2024, and December 31, 2023 was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a scenario-based analysis to incorporate estimates and assumptions concerning the Company’s prospects and market indications into a model to estimate the value of the Convertible Notes at Fair Value. The most significant estimates and assumptions used as inputs are those concerning timing, probability of possible scenarios for conversion or settlement of the Convertible Notes at Fair Value. The Convertible Notes at Fair Value are classified as Level 3 as there were no quotable prices for identical assets or quoted prices for similar.

The following tables set forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2024:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	54%
Maturity	2/28/2026	10%	54%
Default Feature	N/A	15%	54%

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
SPAC Transaction	4/3/2025	75%	45%
Maturity	7/12/2025	10%	45%
Default Feature	7/12/2025	15%	45%

The following table sets forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2023:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount Rate
Maturity	1/22/2024	89%	29%
Equity Financing	8/31/2024	0%	29%
Corporate Transaction	12/31/2024	10%	29%
Default Feature	1/22/2024	1%	29%

As of December 31, 2024 and December 31, 2023, there were no transfers between Level 1, Level 2 and Level 3.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when an impairment is recognized. These assets include property and equipment and amortizable intangible assets.

CSLM Acquisition Corp [Member]
Fair Value Measurements

NOTE 8 - FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

At September 30, 2025 and December 31, 2024, the Company’s marketable securities held in the Trust Account were valued at $12,289,337 and $16,053,202, respectively. The marketable securities held in the Trust Account must be recorded on the balance sheet at fair value and are subject to re-measurement at each balance sheet date. With each re- measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The Company entered into the Forward Purchase Agreement on July 31, 2025. The Company accounts for the Forward Purchase Agreement as a share subscription receivable on the Company’s balance sheet and recorded an initial fair value of $11,005,073 on July 31, 2025. Additionally, the Company recorded a liability representative of the excess value of cash prepayment over the fair value of the Forward Purchase Agreement and Shortfall Warrants (the “FPA Liability”). The Shortfall Warrants will be issued upon the closing of the business combination on October 22, 2025 and the Company accounts for the obligation to issue the Shortfall Warrants as embedded within the FPA Liability at their estimated fair value as the final terms of the warrant agreement were not finalized as of September 30, 2025.

The Company accounts for the FPA Liability as a liability on the Company’s balance sheet as the instrument is subject to variable settlement until receipt of a pricing date notice. The Company recorded an initial fair value of $17,573,073 on July 31, 2025. The FPA Liability is subject to re-measurement at each balance sheet date. With each re- measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents the fair value information, as of September 30, 2025 and December 31, 2024, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s marketable securities held in the Trust Account are based on dividend and interest income and market fluctuations in the value of invested marketable securities, which are considered observable. The fair value of the marketable securities held in trust is classified within Level 1 of the fair value hierarchy. The FPA Liability is classified within Level 3 of the fair value hierarchy

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of September 30, 2025
Assets:
Treasury Trust Funds held in Trust Account	$12,289,337	$-	$-
Liabilities:
Forward Purchase Agreement Liability	$-	$-	$18,842,073

As of December 31, 2024
Assets:
Treasury Trust Funds held in Trust Account	$16,053,202	$-	$-

The following table presents the change in fair value of recurring Level 3 fair value measurements for the three and nine months ended September 30, 2025:

Balance - December 31, 2024	$-
Change in fair value	-
Balance - March 31, 2025	-
Change in fair value	-
Balance - June 30, 2025	-
Forward Purchase Agreement Liability	17,573,073
Change in fair value	1,269,000
Balance - September 30, 2025	$18,842,073

The fair value of the FPA Liability is derived from a Monte Carlo simulation of the Company’s share price from the valuation date to maturity. The FPA Liability is classified within Level 3 of the fair value hierarchy due to unobservable inputs including estimated volatility and discount rate. The following are key inputs of the simulation as of July 31, 2025 and September 30, 2025:

	July 31,	September 30,
	2025	2025
Closing share price	$12.70	$14.00
Maturity date	July 31, 2028	September 30, 2028
Estimated volatility	61.00%	60.00%
Risk-free rate	3.90%	3.60%
Discount rate	6.20%	6.10%

Non-Recurring Fair Value Measurements

On February 4, 2025, the Company entered into a third amendment on its WC Promissory Note which resulted in the Company accounting for the 3rd A&R WC Promissory Note as a debt extinguishment (see Note 5). As a result, the Company measured the 3rd A&R WC Promissory Note at its reacquisition price, which is the fair value of the amended debt instrument on February 4, 2025, or $4,715,000. The 3rd A&R WC Promissory Note was issued at a substantial premium (see Note 5), which resulted in recording the substantial premium in excess of principal and accrued interest through additional paid-in capital. As such, on February 4, 2025, $2,750,000 of principal and $142,156 of accrued interest were re-established as liabilities, and $1,822,844 of substantial premium was recognized in additional paid-in capital on the condensed consolidated balance sheets. The 3rd A&R WC Promissory Note reacquisition price is deemed a Level 3 fair value measurement. The 3rd A&R WC Promissory Note has not been remeasured since February 4, 2025.

The Company valued the reacquisition price of the 3rd A&R WC Promissory Note as the difference between the probability -weighted value of cash payoff amount and the present value of stock payoff amount. Significant assumptions utilized in the analysis include an estimated Class A ordinary share price of the post-business combination entity of $8.82 per share and a discount rate of 4.30% based on U.S. Treasury securities with a term commensurate with the remaining timeline of the Combination Period.

NOTE 8 — FAIR VALUE MEASUREMENTS

At December 31, 2024 and 2023, the Company’s marketable securities held in the Trust Account were valued at $16,053,202 and $51,976,918, respectively. The marketable securities held in the Trust Account must be recorded on the balance sheet at fair value and are subject to re-measurement at each balance sheet date. With each re- measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations.

The following table presents the fair value information, as of December 31, 2024 and 2023, of the Company’s financial assets that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s marketable securities held in the Trust Account are based on dividend and interest income and market fluctuations in the value of invested marketable securities, which are considered observable. The fair value of the marketable securities held in trust is classified within Level 1 of the fair value hierarchy.

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2024
Assets:
Treasury Trust Funds held in Trust Account	$16,053,202	$—	$—
As of December 31, 2023
Assets:
Treasury Trust Funds held in Trust Account	$51,976,918	$—	$—